Shareholder Fees	Apr. 24, 2026 USD ($)
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Maryland Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Maryland Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Maryland Tax-Free Money Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Maryland Tax-Free Money Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.